UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015		Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Investments:
Fixed maturities, at fair value (amortized cost: 2016 - $31,444,747; 2015 - $31,517,654)	$ 32,647,573	$ 32,257,589			$ 29,359,034
Equity securities, at fair value (cost: 2016 - $831,543; 2015 - $834,079)	878,407	878,919			868,292
Short-term investments, at fair value (amortized cost: 2016 - $317,939; 2015 - $618,851)	317,304	617,390			256,727
Total investments available for sale	33,843,284	33,753,898			30,484,053
Fixed maturities, at fair value (amortized cost: 2016 - $1,367,908; 2015 - $1,263,609)	1,409,583	1,235,699			1,171
Short-term investments, at fair value (amortized cost: 2016 - $26,949; 2015 - $60,176)	26,959	60,330			0
Total investments trading	1,436,542	1,296,029			1,171
Investments in affiliates	1,953,711	1,708,899			1,637,620
Other investments	1,453,890	1,433,057			1,248,439
Total investments	38,687,427	38,191,883			33,371,283
Cash and cash equivalents	2,820,897	3,256,236		$ 3,209,934	2,521,814		$ 1,800,832	$ 2,618,378
Restricted cash	161,019	154,992			0
Accrued investment income	291,016	312,667			315,964
Deferred acquisition costs and value of business acquired	1,057,941	890,568			354,533
Ceded unearned premiums	2,255,664	1,821,793			952,525
Premiums receivable	6,041,000	4,712,493			2,473,736
Reinsurance balances receivable	469,009	418,666			131,519
Unpaid losses and loss expenses recoverable	5,374,604	5,262,706			3,429,368
Receivable from investments sold	65,471	231,158			92,762
Goodwill and other intangible assets	2,233,597	2,210,266			447,952		411,611	408,527
Deferred tax asset	245,927	282,311			204,491
Other assets	942,120	937,199			750,872
Total assets	60,645,692	58,682,938			45,046,819
Liabilities:
Unpaid losses and loss expenses	25,913,484	25,439,744			19,353,243		20,481,065	20,484,121
Deposit liabilities	1,170,595	1,168,376			1,245,367
Future policy benefit reserves	4,020,602	4,163,500			4,707,199
Funds withheld on GreyCastle life retrocession arrangements (net of future policy benefit reserves recoverable: 2016 - $3,574,716; 2015 - $3,719,131)	998,391	914,629			1,155,016
Unearned premiums	8,217,539	7,043,358			3,973,132
Notes payable and debt	2,653,895	2,644,970	[1]		1,662,580	[1]
Reinsurance balances payable	2,583,962	2,117,727			493,230
Payable for investments purchased	74,476	130,060			42,291
Deferred tax liability	105,589	120,651			66,246
Other liabilities	1,239,441	1,285,460			912,749
Total liabilities	46,977,974	45,028,475			33,611,053
Commitments and Contingencies
Shareholders' Equity:
Ordinary shares, 999,990,000 authorized, par value $0.01; issued and outstanding (2016 - 286,273,358; 2015 - 294,745,045)	2,863	2,947			2,552
Additional paid in capital	8,608,726	8,910,167			7,359,102
Accumulated other comprehensive income	1,094,557	686,616		1,705,170	1,484,458		736,657	$ 1,520,020
Retained earnings	1,982,598	2,077,349			1,187,639
Shareholders' equity attributable to XL Group plc	11,688,744	11,677,079			10,033,751
Non-controlling interest in equity of consolidated subsidiaries	1,978,974	1,977,384			1,402,015
Total shareholders' equity	13,667,718	13,654,463		$ 11,646,423	11,435,766		$ 11,349,298
Total liabilities and shareholders' equity	$ 60,645,692	$ 58,682,938			$ 45,046,819

[1]	"In Use/Outstanding" data represent December 31, 2015 and December 31, 2014 accreted values.